New accounting pronouncements - IAS 12 amendment to Deferred tax related to assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	$ (1,960,584)	$ (1,722,260)
Total liabilities	155,972	165,528
Total assets	330,221	578,112
Profit (loss)	(238,269)	(226,905)	$ (183,718)
Deferred tax assets	710	665
Deferred tax liabilities	899	0
Increase (decrease) due to changes in accounting policy required by IFRSs | IAS 12 amendment to Deferred tax related to assets and liabilities
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings				$ 503
Total liabilities				3,551
Total assets				$ 3,048
Profit (loss)	(153)	53
Deferred tax assets	3,851	3,179
Deferred tax liabilities	$ 3,249	$ 2,729